Schedule of investments
Delaware Ivy Smid Cap Core Fund
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.18%
Basic Materials — 7.78%
Beacon Roofing Supply †	50,022	$ 4,352,914
Boise Cascade	38,206	4,942,328
Huntsman	168,925	4,245,085
Kaiser Aluminum	23,914	1,702,438
Minerals Technologies	55,005	3,922,407
Reliance Steel & Aluminum	15,544	4,347,346
Westrock	56,150	2,331,348
		25,843,866
Business Services — 4.98%
ABM Industries	50,411	2,259,925
Aramark	73,682	2,070,464
ASGN †	31,017	2,982,905
Casella Waste Systems Class A †	20,727	1,771,330
Clean Harbors †	16,089	2,807,691
Vestis	36,841	778,819
WillScot Mobile Mini Holdings †	86,632	3,855,124
		16,526,258
Capital Goods — 10.88%
Ameresco Class A †	33,821	1,071,111
Applied Industrial Technologies	6,525	1,126,802
Carlisle	10,840	3,386,741
Chart Industries †	12,526	1,707,670
Coherent †	53,593	2,332,903
Federal Signal	37,566	2,882,815
Gates Industrial †	69,598	934,005
Graco	29,047	2,520,118
Kadant	7,303	2,047,104
KBR	51,834	2,872,122
Lincoln Electric Holdings	19,987	4,346,373
Quanta Services	9,115	1,967,017
Tetra Tech	15,287	2,551,859
WESCO International	22,926	3,986,373
Zurn Elkay Water Solutions	81,424	2,394,680
		36,127,693
Consumer Discretionary — 5.37%
BJ's Wholesale Club Holdings †	38,153	2,543,279
Dick's Sporting Goods	28,532	4,192,777
Five Below †	21,737	4,633,459
Malibu Boats Class A †	43,796	2,400,897
Steven Madden	96,393	4,048,506
		17,818,918
Consumer Services — 2.36%
Brinker International †	47,043	2,031,317
Jack in the Box	15,786	1,288,611
Texas Roadhouse	21,571	2,636,623
Wendy's	95,830	1,866,769
		7,823,320
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples — 3.38%
Casey's General Stores	14,444	$ 3,968,344
Helen of Troy †	12,521	1,512,662
J & J Snack Foods	16,398	2,740,762
YETI Holdings †	58,260	3,016,703
		11,238,471
Credit Cyclicals — 3.13%
BorgWarner	59,104	2,118,878
KB Home	31,918	1,993,598
La-Z-Boy	41,429	1,529,559
Taylor Morrison Home †	36,111	1,926,522
Toll Brothers	27,429	2,819,427
		10,387,984
Energy — 4.21%
Chesapeake Energy	64,628	4,972,478
Liberty Energy	286,758	5,201,790
Southwestern Energy †	583,619	3,822,705
		13,996,973
Financials — 13.40%
Axis Capital Holdings	51,366	2,844,135
Columbia Banking System	123,115	3,284,708
East West Bancorp	69,269	4,983,905
Essent Group	58,614	3,091,302
Hamilton Lane Class A	27,581	3,128,789
Kemper	66,502	3,236,652
Primerica	22,139	4,555,321
Reinsurance Group of America	24,068	3,893,721
SouthState	34,904	2,947,643
Stifel Financial	59,015	4,080,887
Valley National Bancorp	207,120	2,249,323
Webster Financial	77,881	3,953,240
WSFS Financial	49,171	2,258,424
		44,508,050
Healthcare — 14.17%
Amicus Therapeutics †	132,434	1,879,238
Apellis Pharmaceuticals †	40,979	2,453,003
Azenta †	31,788	2,070,670
Bio-Techne	33,169	2,559,320
Blueprint Medicines †	33,644	3,103,323
Catalent †	34,782	1,562,755
Encompass Health	37,556	2,505,736
Exact Sciences †	27,644	2,045,103
Halozyme Therapeutics †	60,937	2,252,232
ICON †	3,413	966,118
Insmed †	71,082	2,202,831
Inspire Medical Systems †	9,800	1,993,614
Intra-Cellular Therapies †	24,926	1,785,200
Lantheus Holdings †	30,104	1,866,448
Ligand Pharmaceuticals †	22,823	1,630,019
NQ- IV065 [1223] 0224 (3377207)    1

Schedule of investments
Delaware Ivy Smid Cap Core Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Natera †	43,380	$ 2,717,323
Neurocrine Biosciences †	29,832	3,930,664
OmniAb 12.5 =, †	10,854	0
OmniAb 15 =, †	10,854	0
QuidelOrtho †	16,892	1,244,940
Repligen †	14,790	2,659,242
Shockwave Medical †	11,383	2,169,145
Supernus Pharmaceuticals †	46,836	1,355,434
Travere Therapeutics †	71,304	641,023
Ultragenyx Pharmaceutical †	30,801	1,472,904
		47,066,285
Media — 1.72%
IMAX †	98,315	1,476,691
Interpublic Group	84,680	2,763,955
Nexstar Media Group	9,473	1,484,893
		5,725,539
Real Estate Investment Trusts — 6.91%
Brixmor Property Group	142,405	3,313,764
Camden Property Trust	33,782	3,354,215
EastGroup Properties	15,106	2,772,555
First Industrial Realty Trust	79,421	4,183,104
Jones Lang LaSalle †	11,128	2,101,745
Kite Realty Group Trust	129,405	2,958,198
National Storage Affiliates Trust	62,820	2,605,146
Physicians Realty Trust	125,235	1,666,878
		22,955,605
Technology — 15.68%
Atkore †	8,060	1,289,600
Box Class A †	46,717	1,196,422
DoubleVerify Holdings †	62,128	2,285,068
Dynatrace †	52,852	2,890,476
ExlService Holdings †	106,887	3,297,464
Guidewire Software †	25,715	2,803,964
MACOM Technology Solutions Holdings †	34,863	3,240,516
MaxLinear †	62,943	1,496,155
Procore Technologies †	32,378	2,241,205
PTC †	30,642	5,361,124
Q2 Holdings †	52,125	2,262,746
Rapid7 †	24,089	1,375,482
Regal Rexnord	15,523	2,297,715
Semtech †	72,485	1,588,146
Silicon Laboratories †	16,499	2,182,323
Smartsheet Class A †	53,479	2,557,366
Sprout Social Class A †	21,815	1,340,314
SPS Commerce †	4,429	858,517
Tyler Technologies †	1,707	713,731
Varonis Systems †	66,818	3,025,519
	Number of shares	Value (US $)
Common Stocks (continued)
Technology (continued)
WNS Holdings ADR †	45,270	$ 2,861,064
Workiva †	15,031	1,526,097
Yelp †	50,852	2,407,334
Ziff Davis †	14,486	973,314
		52,071,662
Transportation — 3.59%
Allegiant Travel	14,497	1,197,597
ArcBest	5,201	625,212
Kirby †	42,663	3,348,192
Knight-Swift Transportation Holdings	52,871	3,048,013
Saia †	1,346	589,844
Werner Enterprises	56,498	2,393,821
XPO †	8,022	702,647
		11,905,326
Utilities — 1.62%
Black Hills	47,712	2,574,062
Spire	45,193	2,817,332
		5,391,394
Total Common Stocks (cost $290,502,377)		329,387,344

Short-Term Investments — 0.96%
Money Market Mutual Funds — 0.96%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	802,235	802,235
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	802,234	802,234
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	802,234	802,234
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	802,233	802,233
Total Short-Term Investments (cost $3,208,936)		3,208,936

Total Value of Securities—100.14% (cost $293,711,313)		332,596,280
Liabilities Net of Receivables and Other Assets—(0.14%)		(481,544)
Net Assets Applicable to 20,895,247 Shares Outstanding—100.00%		$332,114,736

2    NQ- IV065 [1223] 0224 (3377207)

(Unaudited)
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

Summary of abbreviations:
ADR – American Depositary Receipt
NQ- IV065 [1223] 0224 (3377207)    3